SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES (Line Items)
Licenses Revenue	$ 1,600	$ 228
Grants received from the OCS	197	292	206
Liability for unrecognized tax benefits
Severance liability, percentage	8.33%
Severance expenses	$ 102	116	107
Safe-harbor contribution percentage	3.00%
Defined contribution plan, employer contributions	$ 180	$ 112	$ 65
Number of primary payers for trade receivables	2